BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of contingent consideration (Details 2) In Thousands, unless otherwise specified			12 Months Ended
	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Dec. 31, 2012 Fair Value Measurements Level 3 USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Apex USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Illume Mobile USD ($)
Liabilities
Balance at beginning	$ 3,361	350
Earn-out				1,033	107
Apex bonus consideration				153
Changes in fair value
Effect of currency translation			53
Balance at ending	$ 3,361	350	$ 1,346